Derivative instruments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments Gain Loss [Line Items]
Length of time hedged in foreign currency contracts	3 years
Interest expense, net [Member]
Derivative Instruments Gain Loss [Line Items]
Unrealized gain (loss) on the hedged debt	$ (48)	$ (181)	$ 161
Offsetting unrealized gain (loss) on related interest rate swaps	48	$ 181	$ (161)
Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 6,650
1.25% notes due 2017 (1.25% 2017 Notes) [Member]
Derivative Instruments Gain Loss [Line Items]
Stated contractual interest rate on note	1.25%	1.25%
1.25% notes due 2017 (1.25% 2017 Notes) [Member] | Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 850
Stated contractual interest rate on note		1.25%
2.20% notes due 2019 (2.20% 2019 Notes) [Member]
Derivative Instruments Gain Loss [Line Items]
Stated contractual interest rate on note	2.20%	2.20%
2.20% notes due 2019 (2.20% 2019 Notes) [Member] | Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 1,400
Stated contractual interest rate on note		2.20%
3.45% notes due 2020 (3.45% 2020 Notes) [Member]
Derivative Instruments Gain Loss [Line Items]
Stated contractual interest rate on note	3.45%	3.45%
3.45% notes due 2020 (3.45% 2020 Notes) [Member] | Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 900
Stated contractual interest rate on note			3.45%
4.10% notes due 2021 (4.10% 2021 Notes) [Member]
Derivative Instruments Gain Loss [Line Items]
Stated contractual interest rate on note	4.10%	4.10%	4.10%
4.10% notes due 2021 (4.10% 2021 Notes) [Member] | Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 1,000
3.875% notes due 2021 (3.875% 2021 Notes) [Member]
Derivative Instruments Gain Loss [Line Items]
Stated contractual interest rate on note	3.875%	3.875%	3.875%
3.875% notes due 2021 (3.875% 2021 Notes) [Member] | Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 1,750
3.625% notes due 2022 (3.625% 2022 Notes) [Member]
Derivative Instruments Gain Loss [Line Items]
Stated contractual interest rate on note	3.625%	3.625%	3.625%
3.625% notes due 2022 (3.625% 2022 Notes) [Member] | Notes payable [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 750
Foreign currency option contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	225	$ 271	$ 516
Foreign currency forward and option contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount of terminated derivatives	2,300
Foreign currency forward and option contracts [Member] | Net cash provided by operating activities [Member]
Derivative Instruments Gain Loss [Line Items]
Proceeds from counterparties on termination of derivatives	340
Foreign currency and cross currency swap contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Amounts expected to be reclassified from accumulated other comprehensive income into earnings over the next 12 months - gains on foreign currency and cross currency swap	311
Forward interest rate contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Amounts expected to be reclassified from accumulated other comprehensive income into earnings over the next 12 months - gain (loss)	(1)
Interest rate swap [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	6,650	6,650
Notional amount of derivative instruments entered into		$ 2,250	$ 4,400
Rate adjustment to LIBOR on Interest Rate Swap Agreements [Member] | Three-Month LIBOR [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative lower range variable interest rate		0.40%	1.10%
Derivative higher range variable interest rate		0.60%	2.00%
Foreign currency forward contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	3,300	$ 3,800	$ 4,000
Foreign currency forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 911	$ 875	$ 999